Variable Interest Entities - (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Payables to affiliates	[1]	$ 1,697	$ 1,585
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Payables to affiliates		$ 826	567
Variable Interest Entity Not Primary Beneficiary | Distribution | Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline
Variable Interest Entity [Line Items]
Initial membership interest percentage		53.00%
Variable Interest Entity Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared Services Purchased		$ 396	380	$ 349
Variable Interest Entity Not Primary Beneficiary | Virginia Electric and Power Company | DES | Related Party [Member]
Variable Interest Entity [Line Items]
Payables to affiliates		$ 28	$ 20
Variable Interest Entity Not Primary Beneficiary | Partnership Interest | Cove Point
Variable Interest Entity [Line Items]
Initial membership interest percentage		50.00%

[1]	See Note 9 for amounts attributable to related parties.